Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Preliminary Fair Value of The Identifiable Tangible and Intangible Assets and Liabilities
The following table includes the fair value of consideration transferred and the preliminary fair value of the identifiable tangible and intangible assets and liabilities from MUB:

December 1, 2022 (Dollars in Millions)
Acquisition consideration
Cash	$5,500
Market value of shares of common stock	2,014

Total consideration transferred at acquisition close date	7,514
Discounted liability to Mitsubishi UFJ Financial Group, Inc. (a)	2,944

Total	$10,458

Fair Value of MUB assets and liabilities
Assets
Cash and due from banks	$17,757
Investment securities	22,725
Loans held for sale	2,220
Loans	53,374
Less allowance for loan losses	(336)

Net loans	53,038
Premises and equipment	646
Other intangible assets (excluding goodwill)	2,883
Other assets	4,719

Total assets	$103,988

Liabilities
Deposits	$86,108
Short-term borrowings	4,207
Long-term debt	2,584
Other liabilities	2,854

Total liabilities	95,753

Less: Net assets	$8,235

Goodwill	$2,223
(a)
Represents $3.5
billion of noninterest-bearing additional capital held by MUB upon close of the acquisition to be delivered to Mitsubishi UFJ Financial Group, Inc. on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, per authoritative accounting guidance.

Summary of Fair Value and Unpaid Principal Balance of The Loans
The following table includes the fair value and unpaid principal balance of the loans from the MUB acquisition:

December 1, 2022 (Dollars in Millions)	Unpaid Principal Balance	Fair Value
Commercial	$11,771	$11,366
Commercial real estate	14,397	13,843
Residential mortgages	28,256	26,247
Credit card	299	212
Other retail	1,397	1,370
Total loans	$56,120	$53,038

Summary of Other Intangible Assets
Other intangible assets from the
MUB
acquisition, as of December 1, 2022, consisted of the following:

(Dollars in Millions)	Weighted-average Estimated Life	Amortization Method		Fair Value
Mortgage servicing rights	–	(a	)	$147
Core deposit benefits	10 years	Accelerated		2,710
Other	11 years	Accelerated		26

Total other intangible assets (excluding goodwill)				$2,883
(a)	Mortgage servicing rights are recorded at fair value and are not amortized.

Summary of Business Acquisition Financial Results Included in the Consolidated Statement of Income
The following table presents financial results of MUB included in the Consolidated Statement of Income from the date of acquisition through December 31, 2022.

(Dollars in Millions)	One Month Ended December 31, 2022
Net interest income	$255
Noninterest income	(38	) (a)
Net income ( loss )	(562)
(a)	Includes realized losses on investment securities sold.

Summary of Business Acquisition Pro Forma Information	The pro forma information does not necessarily reflect the results that would have occurred had the Company acquired MUB on January 1, 2021.

Year Ended December 31 (Dollars in Millions)	2022	2021
Net interest income	$17,541	$14,958
Noninterest income	10,068	11,071
Net income	7,184	7,187

Summary of Purchase Price of PCD Loans
The following table provides information about the determination of the purchase price of PCD loans at the acquisition date:

December 1, 2022 (Dollars in Millions)
Principal balance	$5,097
Allowance for credit losses at acquisition	(336)
Non-credit discount	(213)
Purchase price	$4,548